Financial liabilities (Tables)	3 Months Ended
Mar. 31, 2020
Financial liabilities
Schedule of interest-bearing liabilities

in EUR k	Dec 31, 2019	Mar 31, 2020
Non‑current liabilities
Non‑current portion of secured bank loans	968	768
Municipal loans	610	—
Total non‑current loans	1,578	768
Lease liabilities	18,069	18,826
Total non‑current liabilities	19,647	19,594

Current liabilities
Current portion of secured bank loans	802	802
Bank overdrafts	2,636	3,050
Municipal loans	250	—
Total current loans	3,688	3,852
Current portion of lease liabilities	3,635	3,625
Total current liabilities	7,323	7,477
Total non‑current and current liabilities	26,970	27,071

Schedule of outstanding interest-bearing liabilities

				Dec 31, 2019		Mar 31, 2020
		Nominal		Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	interest rate	Maturity	amount	amount	amount	amount
Secured bank loan	EUR	3.95%	2018‑25	1,770	1,770	1,570	1,570
Municipal loan	EUR	8.25%; plus 1.5% profit-related; 0.75% on losses	2018-23	500	500	—	—
Municipal loan	EUR	8%; plus 1.5% profit-related; 0.75% on losses	2021	360	360	—	—
Bank overdrafts	EUR	4.46%	2022	476	476	476	476
Bank overdrafts	EUR	3.75%	Rollover	2,160	2,160	2,094	2,094
Bank overdrafts	EUR	3.59%	Rollover	—	—	480	480
Lease liabilities	EUR	3.5%*, 5. 4%-8.9%	2017-31	21,704	21,704	22,451	22,451
Total interest‑bearing financial liabilities				26,970	26,970	27,071	27,071

*     represents the incremental borrowing rate of the Group at the commencement of the leases

Schedule of trade payables and other liabilities

in EUR k	Dec 31, 2019	Mar 31, 2020
Trade payables	8,554	10,173
Government grants (deferred income)	11,289	11,137
Liability for Virtual Stock Option Program	2,769	2,766
Contract liabilities	3,748	3,523
Others	5,258	6,423
Trade payables and other liabilities	31,618	34,022
Non‑current	9,941	9,773
Current	21,677	24,249